Interest-Bearing Loans and Borrowings (Details) - Schedule of Interest-Bearing Loans and Borrowings - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Secured Bank Loan [Member]
Current:
Effective interest rate	3.45 (2022: 3.65)
Maturity	On demand
Interest-bearing loans and borrowings, current	¥ 10,000	¥ 10,000
Guaranteed or pledged by	He Yu
Secured Bank Loan [Member]
Current:
Effective interest rate	3.50
Maturity	On demand
Interest-bearing loans and borrowings, current		10,000
Guaranteed or pledged by	He Yu
Secured Bank Loan [Member]
Current:
Effective interest rate	5.50
Maturity	On demand
Interest-bearing loans and borrowings, current	¥ 10,000
Guaranteed or pledged by	He Yu
Secured Bank Loan [Member]
Current:
Effective interest rate	4.00
Maturity	On demand
Interest-bearing loans and borrowings, current	¥ 10,000	3,000
Guaranteed or pledged by	He Yu
Secured Bank Loan [Member]
Current:
Effective interest rate	3.65
Maturity	On demand
Interest-bearing loans and borrowings, current		3,000
Guaranteed or pledged by	He Yu
Secured Bank Loan [Member]
Current:
Effective interest rate	3.9
Maturity	On demand
Interest-bearing loans and borrowings, current		4,000
Guaranteed or pledged by	He Yu
Secured Bank Loan [Member]
Current:
Effective interest rate	5.15
Maturity	On demand
Interest-bearing loans and borrowings, current		1,000
Guaranteed or pledged by	Xiongbiao Ma
Secured Bank Loan [Member]
Current:
Effective interest rate	12
Maturity	December 27, 2024
Interest-bearing loans and borrowings, current	¥ 27,880	31,226
Guaranteed or pledged by	He Yu
Secured Other Borrowings [Member]
Current:
Effective interest rate	6.40
Maturity	September 7, 2023
Interest-bearing loans and borrowings, current	¥ 5,119
Guaranteed or pledged by	He Yu and Kuke’s patent right (smart piano and its assembly method)
Unsecured Other Borrowings [Member]
Current:
Effective interest rate	6.85 (2022: 6.85)
Maturity	April 20, 2023
Interest-bearing loans and borrowings, current	¥ 6,046
Guaranteed or pledged by
Class of Financial Instrument Current [Member]
Current:
Interest-bearing loans and borrowings, current	¥ 69,045	62,226
Secured Bank Loan [Member]
Current:
Effective interest rate	12.63
Maturity	On demand
Interest-bearing loans and borrowings, current		1,500
Guaranteed or pledged by	Xiongbiao Ma
Secured Other Borrowings [Member]
Current:
Effective interest rate	12
Maturity	Sep 18, 2025
Interest-bearing loans and borrowings, current		1,500
Guaranteed or pledged by	Xiongbiao Ma
Class of Financial Instrument Non Current [Member]
Current:
Interest-bearing loans and borrowings, current	¥ 69,045	¥ 65,226